Carillon ClariVest Capital Appreciation Fund
SUMMARY OF CARILLON CLARIVEST CAPITAL APPRECIATION FUND | 3.1.2019
Investment objective
The Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund” or the “fund”) seeks long-term capital appreciation.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 82 of the fund’s Prospectus and on page 44 of the fund’s Statement of Additional Information. Although the fund does not impose any sales charge on Class I shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Shareholder fees<br/>(fees paid directly from your investment):
Shareholder Fees - Carillon ClariVest Capital Appreciation Fund	Class A		Class C		Class I	Class Y	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[1]	none	none	none	none	none
Redemption Fee	none		none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.

Annual fund operating expenses <br/>(expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Carillon ClariVest Capital Appreciation Fund		Class A	Class C		Class I	Class Y	Class R-3	Class R-5	Class R-6
Management Fees		0.60%	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%		none	0.25%	0.50%	none	none
Other Expenses		0.27%	0.29%	[1]	0.28%	0.70%	0.37%	0.26%	0.19%
Total Annual Fund Operating Expenses		1.12%	1.89%		0.88%	1.55%	1.47%	0.86%	0.79%
Fee Waiver and/or Expense Reimbursement	[2]	(0.12%)	(0.14%)		(0.18%)	(0.55%)	(0.22%)	(0.16%)	(0.19%)
Total Annual Fund Operating Expenses	[3]	1.00%	1.75%		0.70%	1.00%	1.25%	0.70%	0.60%
[1]	Other expenses have been restated to reflect the current administrative services fee rate.
[2]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class’ average daily net assets through February 29, 2020 as follows: Class A – 1.00%, Class C – 1.75%, Class I – 0.70%, Class Y – 1.00%, Class R-3 – 1.25%, Class R-5 – 0.70%, and Class R-6 – 0.60%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.
[3]	After Fee Waiver and/or Expense Reimbursement

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for each share class through February 29, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Carillon ClariVest Capital Appreciation Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	572	803	1,052	1,763
Class C	278	580	1,008	2,200
Class I	72	263	470	1,068
Class Y	102	436	793	1,799
Class R-3	127	443	782	1,739
Class R-5	72	258	461	1,046
Class R-6	61	233	420	960

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal investment strategies
During normal market conditions, the Capital Appreciation Fund seeks to achieve its objective by investing at least 65% of its net assets in common stocks of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase stocks that appear to be underpriced in relation to the company’s long-term growth fundamentals. The strategy of the fund’s portfolio management team is based upon systematic analysis of fundamental and technical factors, significantly aided by a quantitative process. The fund typically invests in the stocks of large- and mid-capitalization companies, but may invest in the stocks of companies of any size without regard to market capitalization. Although the portfolio management team generally does not emphasize investment in any particular investment sector or industry, the fund may invest a significant portion of its assets in the securities of companies in the information technology sector at any given time. The fund may sell securities when they no longer meet the portfolio management team’s investment criteria.
Principal risks
The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks, which are described in alphabetical order and not in order of importance or potential exposure:
  Equity securities are subject to stock market risk.
  Common stock. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;
  Quantitative strategy risk is the risk that the success of the fund’s investment strategy may depend in part on the effectiveness of the sub-adviser’s quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security’s value. Additionally, a previously successful strategy may become outdated or inaccurate, possibly resulting in losses;
  Sector risk is the risk associated with the fund holding a core portfolio of stocks invested in similar businesses, all of which could be affected by the same economic or market conditions.
  Information technology sector risk is the risk that products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies; and
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.

During 10 year period	Return	Quarter Ended
(Class I shares):
Best Quarter	22.27%	June 30, 2009
Worst Quarter	(17.24)%	December 31, 2018

Average annual total returns <br/>(for the periods ended December 31, 2018): <br/><br/>Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Carillon ClariVest Capital Appreciation Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime (if less than 10 yrs)
Class I	Mar. 21, 2006	(6.93%)	9.68%	15.29%
Class I | After Taxes on Distributions	Mar. 21, 2006	(9.03%)	7.21%	13.70%
Class I | After Taxes on Distributions and Sale of Fund Shares	Mar. 21, 2006	(2.66%)	7.37%	12.74%
Class A	Dec. 12, 1985	(11.60%)	8.30%	14.37%
Class C	Apr. 03, 1995	(7.89%)	8.52%	14.07%
Class Y	Nov. 20, 2017	(7.21%)			(4.44%)
Class Y | Russell 1000® Growth Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)	Nov. 20, 2017				1.17%
Class R-3	Sep. 12, 2007	(7.42%)	9.01%	14.59%
Class R-5	Oct. 02, 2006	(6.92%)	9.67%	15.30%
Class R-6	Jul. 31, 2015	(6.83%)			7.38%
Class R-6 | Russell 1000® Growth Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)	Jul. 31, 2015				9.17%
Russell 1000® Growth Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)	Mar. 21, 2006	(1.51%)	10.40%	15.29%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.